COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)	12 Months Ended
Dec. 31, 2022
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
NOTE 21:-	COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)

	Year ended
	December 31,
	2022	2021	2020
a. Balance:
Other accounts payables	181	170	195

b. Transactions:
Short-term employee benefits	2,531	2,108	1,919
Share-based payment benefits	1,179	883	69

Total	3,710	2,991	1,988